Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Note 13. Fair Value Measurements
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 by level within the fair value hierarchy are as follows:

	June 30, 2022
(in thousands)	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep accounts	$37,864	$—	$—
Public warrants	$653	$—	$—
Private placement warrants	$—	$522	$—

	December 31, 2021
(in thousands)	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$8,702	$—	$—
Related party derivative liability	$—	$—	$4,395
Legacy Fast Radius warrant liability	$—	$—	$2,968
There were no transfers between Level 1, 2 or 3 during the three and six months ended June 30, 2022.
Fair Value of warrants issued to purchase Legacy Fast Radius Common Stock
The following table includes a summary of the changes in fair value of the liability classified warrants issued to purchase Legacy Fast Radius common stock measured at fair value using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Beginning balance	$—	$1,153	$2,014	$87
Additions	—	481	—	988
Change in fair value	—	(184)	(1,475)	375
Converted to common stock	—		(539)	—

Ending balance	$—	$1,450	$—	$1,450

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

	February 4, 2022	December 31, 2021
Legacy Fast Radius stock price	$15.69	$28.28
Term (Years)	N/A	10.71
Volatility	N/A	84.40%
Risk-free rate of return	N/A	1.52%
Dividend yield	0.00%	0.00%
Fair Value of warrants issued to purchase Legacy Fast Radius series
A-3
preferred stock
The following table includes a summary of changes in fair value of the liability classified warrants issued to purchase Legacy Fast Radius series
A-3
preferred stock measured at fair value using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Beginning balance	$—	$806	$954	$112
Additions	—	—	—	—
Change in fair value	—	(17)	(473)	677
Converted to common stock	—		(481)	—

Ending balance	$—	$789	$—	$789

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for preferred share warrants is categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

	February 4, 2022	December 31, 2021
Legacy Fast Radius stock price	15.69	$30.19
Term (Years)	N/A	11.26
Volatility	N/A	83.10%
Risk-free rate of return	N/A	1.54%
Dividend yield	0.00%	0.00%
Related Party Derivative Liability
The following table includes a summary of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Beginning balance	$—	$—	$4,395	$—
Additions	—	2,415	—	2,415
Change in fair value	—	(6)	(30)	(6)
Converted to common stock	—	—	(4,365)	—

Ending balance	$—	$2,409	$—	$2,409

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of February 4, 2022 (the conversion date) and December 31, 2021 is as follows:

Energize	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99

Drive Capital	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99

ECP Holdings	February 4, 2022	December 31, 2021
Cost of debt	11.0%	11.0%
Term (Years)	0.0	0.08 - 0.25
Present value factor	1	0.98 - 0.99
Other
The carrying amounts reported in the condensed consolidated balance sheets for accounts receivable, accounts payable, and accrued liabilities approximate fair value due to their short-term maturities. With the exception of the Company’s Related Party Convertible Notes, the fair value of the Company’s debt approximates their carrying values based on the variable nature of interest rates and current market rates available. The Company considered its debt at December 31, 2021 to be a Level 3 measurement in the fair value hierarchy as significant judgment was involved to determine the fair value of embedded conversion features. Refer to Note 5 for further information regarding the fair value of the Company’s Related Party Convertible Notes.

Note 10 – Fair Value Measurements
The Company measures the fair value of financial instruments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each level of input has different levels of subjectivity and difficulty involved in determining fair value.

Level 1 -
Inputs used to measure fair value are unadjusted quoted prices that are available in active markets for the identical assets or liabilities as of the reporting date. Therefore, determining fair value for Level 1 investments generally does not require significant judgment, and the estimation is not difficult.

Level 2 -
Pricing is provided by third-party sources of market information obtained through investment advisors. The Company does not adjust for or apply any additional assumptions or estimates to the pricing information received from its advisors.

Level 3 -
Inputs used to measure fair value are unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions. The determination of fair value for Level 3 instruments involves the most management judgment and subjectivity.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy are as follows:

	December 31, 2021
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$8,701,895	$	$
Related party derivative liabilities	$—	$—	$4,395,000
Warrant liability	$—	$—	$2,968,435

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$17,562,823	$—	$—
Warrant liability	$—	$—	$199,408
There were no transfers between Level 1, 2 or 3 during the periods ended December 31, 2021 and December 31, 2020.
Fair Value of warrants issued to purchase Common Stock
The following table includes a summary of the changes in fair value of the Company’s liability classified warrants issued to purchase Common Stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$86,963	$—
Additions	987,747	86,963
Change in fair value recorded in earnings	939,454	—

Ending balance	$2,014,164	$86,963

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants, including the estimated common stock price of Fast Radius Operations, Inc. prior to the recapitalization, categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Stock Price	$28.28	$4.11
Term (Years)	10.71	12.00
Volatility	84.40%	120.13%
Risk-free rate of return	1.52%	0.13%
Dividend Yield	0.00%	0.00%
Fair Value of warrants issued to purchase series
A-3
preferred stock
The following table includes a summary of changes in fair value of the Company’s liability classified warrants issued to purchase series
A-3
preferred stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$112,445	$32,405
Additions	—	—
Change in fair value recorded in earnings	841,826	80,040

Ending balance	$954,271	$112,445

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for
A-3
preferred share warrants, including the estimated A-3 preferred stock price of Fast Radius Operations, Inc. prior to the recapitalization, categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Stock Price	$30.19	$4.23
Term (Years)	11.26	12.50
Volatility	83.10%	118.63%
Risk-free rate of return	1.54%	0.13%
Dividend Yield	0.00%	0.00%
Related Party Derivative Liability
The following table includes a summary of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

December 31, 2021
Beginning balance	$—
Additions	4,187,000
Change in fair value recorded in earnings	208,000

Ending balance	$4,395,000

A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and their inception dates are as follows:

Energize Ventures	December 31, 2021	April 13, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.25 – 0.50
Present value factor	0.98 – 0.99	0.95 – 0.97

Drive Capital	December 31, 2021	August 24, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.31 – 0.60
Present value factor	0.98 – 0.99	0.94 – 0.97

ECP Holdings	December 31, 2021	October 26, 2021 (Inception)
Cost of debt	11.0%	10.0%
Term (Years)	0.08 – 0.25	0.27 – 0.43
Present value factor	0.98 – 0.99	0.96 – 0.98